INTANGIBLES (Details Narrative)		3 Months Ended		12 Months Ended
	May 01, 2015	Mar. 31, 2016 USD ($) Number	Mar. 31, 2015 USD ($)	Dec. 31, 2015 USD ($) Number	Dec. 31, 2014 USD ($)	Nov. 01, 2015 USD ($)
Amortized period of intangible assets		5 years
Amortization expense		$ 10,750	$ 0
QPAGOS Corporation - Parent Company [Member]
Amortized period of intangible assets				5 years
Payments to intangible assets
Software License [Member] | QPAGOS Corporation - Wholly Owned Subsidiary [Member]
Number of software programe | Number		3
Software License [Member] | QPAGOS Corporation - Parent Company [Member]
Number of software programe | Number				3
Amortization expense				$ 3,583	$ 0
Software License [Member] | Software License Arrangement [Member] | QPAGOS Corporation - Wholly Owned Subsidiary [Member]
Amortized period of intangible assets	10 years	5 years
Payments for exclusive rights to mexican market						$ 20,000
Payments to intangible assets		$ 1,000
Frequency of intagible assets		Annual
Frequency payment of intagible assets		$ 100
Frequency period of intagible assets		10 years
Agreement cost		$ 215,000
Software License [Member] | Software License Arrangement [Member] | QPAGOS Corporation - Parent Company [Member]
Amortized period of intangible assets	10 years			5 years
Payments for exclusive rights to mexican market						$ 20,000
Payments to intangible assets				$ 1,000
Frequency of intagible assets				Annual
Frequency payment of intagible assets				$ 100
Frequency period of intagible assets				10 years
Agreement cost				$ 215,000